Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Net earnings	$ 760.9	$ 490.3	$ 883.8
Other comprehensive (loss) income:
Currency translation adjustment and other	(726.3)	(99.9)	116.8
Unrealized gains (losses) on cash flow hedges, net of tax	26.4	16.2	(17.6)
Unrealized gains (losses) on net investment hedges, net of tax	39.6	(13.5)	(30.5)
Pension losses, net of tax	(110.9)	(13.8)	(107.5)
Other Comprehensive Income (Loss), Net of Tax	(771.2)	(111.0)	(38.8)
Comprehensive (loss) income attributable to common shareowners	$ (10.3)	$ 379.3	$ 845.0